NOTE 11 – CONCENTRATION RISK (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Concentration Risk [Line Items]
[custom:HongKongDepositProtection-0]	$ 64,000		$ 64,000
Cash Equivalents, at Carrying Value	18		92,972	$ 70,602
Cash, FDIC Insured Amount	250,000		250,000
Fair Value, Concentration of Risk, Cash and Cash Equivalents	$ 33,647		24,124	13,621
Accounts Receivable, after Allowance for Credit Loss			$ 0	$ 0
Revenue Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	35.00%	67.00%	47.00%	70.00%
Revenue Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			17.00%	26.00%